Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ 9,019,237	$ 8,686,827
Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	16,324,185	15,700,505
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(7,304,948)	(7,013,678)
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,189,709	1,059,070	$ 829,559
Construction in Progress [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	1,189,709	1,059,070
Land
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	163,522	163,660	155,485
Land | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	163,522	163,660
Buildings
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	257,147	137,455	127,557
Buildings | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	493,914	284,496
Buildings | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(236,767)	(147,041)
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,585,593	3,722,183	3,951,823
Plant and Equipment [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,942,941	7,318,697
Plant and Equipment [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(3,357,348)	(3,596,514)
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	3,369,083	3,226,015	2,731,597
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	6,743,394	6,210,147
Network Infrastructure [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(3,374,311)	(2,984,132)
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	198,386	195,089	113,083
Fixtures and Fittings [Member] | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	423,972	413,689
Fixtures and Fittings [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	(225,586)	(218,600)
Other Property, Plant and Equipment Under Financial Lease
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	255,797	183,355	$ 183,363
Other Property, Plant and Equipment Under Financial Lease | Gross Carrying Amount [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	366,733	250,746
Other Property, Plant and Equipment Under Financial Lease | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plants and equipment	$ (110,936)	$ (67,391)